Tangible assets - Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment (Detail) - Land and buildings [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ (777,186)	$ (73,425)
Lavallol [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(21,502)	(14,500)
Monte Grande [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(95,769)	$ (58,925)
Caleta Olivia, Santa Cruz [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(23,915)
Cerro Las Rosas [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(49,898)
Libertador [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(350,613)
Local 1 Puerto Madero [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(132,586)
Local 5 Puerto Madero [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(82,755)
Mar del Plata [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	(9,708)
Bahia Blanca [member]
Schedule Of Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ (10,440)